Property, plant and equipment, net (Details) - USD ($)	Sep. 30, 2020	Sep. 30, 2019
Property, Plant and Equipment [Line Items]
Subtotal	$ 444,734	$ 361,828
Accumulated depreciation	(178,839)	(222,360)
Total	265,895	139,468
Office equipment
Property, Plant and Equipment [Line Items]
Subtotal	34,320	42,887
Vehicles
Property, Plant and Equipment [Line Items]
Subtotal	68,984	65,741
Plant, machinery and equipment
Property, Plant and Equipment [Line Items]
Subtotal	114,551	97,454
Leasehold improvements
Property, Plant and Equipment [Line Items]
Subtotal	$ 226,879	$ 155,746